Cover	Aug. 30, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 29, 2023
Entity Registrant Name	Enviva Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37363
Entity Tax Identification Number	46-4097730
Entity Address, Address Line One	7272 Wisconsin Ave.
Entity Address, Address Line Two	Suite 1800
Entity Address, Postal Zip Code	20814
Entity Address, City or Town	Bethesda,
Entity Address, State or Province	MD
City Area Code	(301)
Local Phone Number	657-5560
Title of 12(b) Security	Common Stock
Trading Symbol	EVA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001592057
Amendment Flag	false